Investor A Institutional [Member] Performance Management - Investor A Institutional [Member] - iShares Municipal Bond Index Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The Fund adopted the performance of State Farm Tax Advantaged Bond Fund (the “Predecessor Fund”), a series of State Farm Mutual Fund Trust, as a result of a reorganization (the “Reorganization”) that was completed on November 19, 2018 in which the Fund acquired all of the assets and assumed certain stated liabilities of the Predecessor Fund. The returns presented for the Fund for the periods prior to November 19, 2018 reflect the performance of the Predecessor Fund. Performance shown below for the periods prior to November 19, 2018 is based on the investment objective and investment strategies utilized by the Predecessor Fund, which differed from those of the Fund. The Predecessor Fund was managed by a different investment adviser and had a different portfolio management team from that of the Fund. The returns presented for Investor A Shares of the Fund for the periods prior to November 19, 2018 reflect the performance of Premier Shares of the Predecessor Fund. The performance information for Institutional Shares prior to November 19, 2018, the commencement of operations of Institutional Shares, shows the performance of the Fund’s Investor A Shares, which adopted the performance of the Premier Shares of the Predecessor Fund. The performance of the Fund’s Institutional Shares would be substantially similar to Investor A Shares because Institutional Shares and Investor A Shares invest in the same portfolio of securities and performance would only differ to the extent that Institutional Shares and Investor A Shares have different expenses. The actual returns of Institutional Shares would have been higher than those of the Investor A Shares because Institutional Shares have lower expenses than the Investor A Shares.
The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the Underlying Index. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. The table includes all applicable fees. If the investment manager to the Fund, the investment adviser to the Predecessor Fund and their affiliates had not waived or reimbursed certain Predecessor Fund or Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting www.blackrock.com or can be obtained by phone at (800) 882-0052.

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Investor A Shares ANNUAL TOTAL RETURNS iShares Municipal Bond Index Fund As of 12/31
Bar Chart Closing [Text Block]
During the ten-year period shown in the bar chart, the highest return for a quarter was 7.72% (quarter ended December 31, 2023) and the lowest return for a quarter was -5.96% (quarter ended March 31, 2022).

Performance Table Heading	For the periods ended 12/31/25Average Annual Total Returns
Performance Table Narrative
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional Shares will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional Shares will vary.
Performance Availability Website Address [Text]	www.blackrock.com
Performance Availability Phone [Text]	(800) 882-0052
Investor A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	7.72%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(5.96%)
Lowest Quarterly Return, Date	Mar. 31, 2022